Other Operating Gains, Net	6 Months Ended
Jun. 30, 2019
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Other Operating Gains, Net

Note 6: Other Operating Gains, Net

Other operating gains, net, were $261 million and $14 million for the three months ended June 30, 2019 and 2018, respectively, and $305 million and $12 million for the six months ended June 30, 2019 and 2018, respectively. The three and six months ended June 30, 2019 included a $256 million and $275 million benefit, respectively from the revaluation of warrants that the Company holds in Refinitiv (see note 12). Each period also included income related to a license that allows Refinitiv to use the “Reuters” mark to brand its products and services (see note 19) and the six months ended June 30, 2019 also included net gains from the sale of several small businesses. The three and six months ended June 30, 2018 included a gain on the sale of a Canadian wholly-owned subsidiary to a company affiliated with The Woodbridge Company Limited (“Woodbridge”), the Company’s principal shareholder.